OTHER INVESTMENTS (Narrative) (Details) - Medimor [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 30, 2019
Share purchase and shareholders agreement [Member]
Net Investment Income [Line Items]
Investment amount			$ 100	$ 600
Ordinary shares			117,440	1,369,863
Ownership interest				14.78%
Share purchase and shareholders agreement [Member] | Fully diluted basis [Member]
Net Investment Income [Line Items]
Ownership interest				10.34%
Two purchase and shareholders agreements [Member]
Net Investment Income [Line Items]
Ownership interest	14.78%	14.78%
Two purchase and shareholders agreements [Member] | Fully diluted basis [Member]
Net Investment Income [Line Items]
Ownership interest	11.23%	11.23%